13. STOCK COMPENSATION	12 Months Ended
Dec. 31, 2024
Notes
13. STOCK COMPENSATION

13.STOCK COMPENSATION

The Company has a Compensation Package for Directors and Executives. Elements of compensation awarded to, earned by or paid to each of our directors and executive officers who served during the last two financial years. This compensation discussion considers the size and stage of development of the Company to date.

As of December 31, 2022, the named executive officers of the Company were Shaun Passley, PhD as Chief Executive Officer, and James Sherman as Chief Financial Officer (the “Named Executive Officers”). Mr. Passley and Mr. Sherman are expected to be the only Named Executive Officers for the current fiscal year as well.

In assessing the compensation of its Named Executive Officers, the Company’s objectives have been to retain and motivate a highly talented executive team, allowing the Company to develop, evolve and achieve business and financial objectives. We believe compensation should be structured to ensure that a significant portion of an executive's compensation opportunity is at risk and related to factors that influence shareholder value.

No other compensation was provided to key management personnel for the years ended December 31, 2023, and 2022. The Company and Shaun Passley, PhD agreed to forego his salary from inception until September 30, 2024.

The Company issued 3,333 common shares of the Company to each of Yvonne Rattray and Neville Brown for services as directors of the Company on February 7, 2024 at a price of $4.80 per share or $3.54 USD (note 16). The currency exchanged used in this conversion was $1 USD to $1.36 as of July 1, 2024 as listed on as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

ZenaTech paid directors a total of 201,692 shares of common stock issued at $1.77 USD. See below the breakdown of the issuances on October 9, 2024.

ZenaTech issued 100,000 common shares of the Company to Shaun Passley, PhD on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 28,248 common shares of the Company to Craig Passley on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 28,248 common shares of the Company to James Sherman on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Paul Piekos on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Thomas Burns on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Neville Brown on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Yvonne Rattray on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.